Financial Risk Factors	6 Months Ended
Jun. 30, 2026
Financial Risk Factors [Abstract]
Financial risk factors

Note 7 - Financial risk factors

A.	General

The Company’s activities expose it to a variety of financial risks , market risks, credit risks and liquidity risks. During each period, the Company assesses the financial risks and makes decisions regarding them accordingly.

The condensed interim financial statements do not include all financial risk information and disclosures required in the annual financial statements; they should be read in conjunction with the Company’s annual financial statements as of December 31, 2025.

There have been no changes in the risk management policies since the year-end.

B.	Fair value of financial instruments

Items, the carrying value of which is based on Fair value or approximates their fair value

The Company’s financial instruments which are part of its working capital, include mainly cash and cash equivalents, short-term bank deposits, restricted deposits, trade receivables, net other current assets, trade payables and other current liabilities. As of the reported periods, the balances of these financial instruments in the statements of financial position constitute an approximation of their fair values.

Also, as of June 30, 2026, the Company has an investment in marketable securities - shares of VisionWave, which is carried at fair value (see Note 5 above) based on the quoted market price of the shares taking into consideration the effect of a discount for lack of marketability due to transfer restrictions for a period of up to six months. See note 9 below, regarding a significant decrease in the market price of VisionWave common stock.

In addition, the Company has a liability in respect of government grants, a liability in respect of leasing and promissory notes, net that are measured at the initial recognition date at fair value and in subsequent periods at the amortized cost using the effective interest method. Taking into consideration that there has not been a significant change in the discount rate used for recognition of the liabilities and the current discount rate, the balance constitutes an approximation of fair value.

In addition, as of June 30, 2026, the company has a Derivative warrants liability in the amount of NIS 0 which is classified at fair value through profit or loss category. The fair value of such liability was measured based on Black & Scholes method (level 3 in the fair value measurement Hierarchy).